Portfolio of Investments
Columbia U.S. Treasury Index Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 98.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2023	0.125%	9,251,000	9,187,761
01/31/2023	1.750%	3,340,000	3,370,921
02/15/2023	1.375%	3,053,000	3,071,127
02/15/2023	2.000%	6,290,000	6,365,431
02/28/2023	1.500%	2,065,000	2,079,358
02/28/2023	2.625%	2,928,000	2,983,815
03/15/2023	0.500%	5,584,000	5,562,406
03/31/2023	0.125%	18,761,000	18,596,841
03/31/2023	1.500%	4,328,000	4,359,446
03/31/2023	2.500%	4,278,000	4,358,045
04/15/2023	0.250%	5,022,000	4,983,746
04/30/2023	2.750%	3,348,000	3,423,722
05/15/2023	0.125%	7,654,000	7,575,068
05/15/2023	1.750%	4,971,000	5,021,875
05/31/2023	1.625%	3,369,000	3,399,005
05/31/2023	2.750%	3,539,000	3,623,189
06/15/2023	0.250%	6,948,000	6,880,691
06/30/2023	1.375%	6,823,000	6,858,981
06/30/2023	2.625%	6,836,000	6,992,747
07/15/2023	0.125%	6,693,000	6,607,507
07/31/2023	1.250%	4,168,000	4,182,002
07/31/2023	2.750%	4,617,000	4,735,311
08/15/2023	0.125%	9,193,000	9,064,083
08/15/2023	2.500%	1,864,000	1,905,576
08/31/2023	1.375%	5,465,000	5,492,325
08/31/2023	2.750%	1,832,000	1,880,018
09/15/2023	0.125%	7,282,000	7,172,486
09/30/2023	1.375%	4,418,000	4,439,572
09/30/2023	2.875%	4,914,000	5,058,541
10/15/2023	0.125%	5,403,000	5,314,146
10/31/2023	1.625%	4,343,000	4,381,341
10/31/2023	2.875%	3,399,000	3,502,298
11/15/2023	0.250%	7,045,000	6,936,298
11/15/2023	2.750%	10,000,000	10,287,109
11/30/2023	2.125%	3,030,000	3,083,854
11/30/2023	2.875%	4,657,000	4,803,077
12/15/2023	0.125%	6,963,000	6,831,628
12/31/2023	2.250%	3,622,000	3,696,138
12/31/2023	2.625%	5,549,000	5,701,381
01/15/2024	0.125%	6,544,000	6,412,353
01/31/2024	2.250%	2,818,000	2,877,772
01/31/2024	2.500%	5,542,000	5,686,395
02/15/2024	0.125%	14,764,000	14,450,265
02/15/2024	2.750%	6,184,000	6,378,216
02/29/2024	2.125%	4,896,000	4,988,948
02/29/2024	2.375%	7,373,000	7,550,989
03/15/2024	0.250%	17,558,000	17,202,725
03/31/2024	2.125%	6,657,000	6,782,859
04/15/2024	0.375%	28,908,000	28,372,750
04/30/2024	2.000%	3,166,000	3,219,426
04/30/2024	2.250%	9,466,000	9,677,506
05/15/2024	0.250%	11,075,000	10,825,813
05/15/2024	2.500%	5,498,000	5,652,202
05/31/2024	2.000%	6,944,000	7,061,723
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2024	0.250%	10,900,000	10,639,422
06/30/2024	1.750%	2,038,000	2,060,768
06/30/2024	2.000%	2,523,000	2,566,561
07/15/2024	0.375%	534,000	522,360
07/31/2024	1.750%	5,053,000	5,111,031
07/31/2024	2.125%	7,678,000	7,836,959
08/15/2024	0.375%	5,951,000	5,813,848
08/15/2024	2.375%	6,973,000	7,159,855
08/31/2024	1.250%	6,494,000	6,483,853
08/31/2024	1.875%	7,241,000	7,345,089
09/15/2024	0.375%	5,457,000	5,325,265
09/30/2024	1.500%	4,452,000	4,471,825
10/15/2024	0.625%	2,158,000	2,117,706
10/31/2024	1.500%	4,952,000	4,972,118
10/31/2024	2.250%	3,416,000	3,499,265
11/15/2024	0.750%	4,291,000	4,220,266
11/15/2024	2.250%	2,075,000	2,125,902
11/30/2024	1.500%	2,174,000	2,182,492
11/30/2024	2.125%	346,000	353,298
12/31/2024	1.750%	1,636,000	1,653,383
12/31/2024	2.250%	1,789,000	1,833,865
01/31/2025	1.375%	6,343,000	6,340,522
01/31/2025	2.500%	2,209,000	2,281,310
02/15/2025	2.000%	17,173,000	17,477,553
02/28/2025	1.125%	3,322,000	3,294,749
02/28/2025	2.750%	5,138,000	5,346,731
03/31/2025	0.500%	3,215,000	3,124,578
03/31/2025	2.625%	3,771,000	3,911,823
04/30/2025	0.375%	4,205,000	4,064,724
04/30/2025	2.875%	5,744,000	6,006,519
05/15/2025	2.125%	5,903,000	6,032,589
05/31/2025	0.250%	12,272,000	11,796,460
05/31/2025	2.875%	8,714,000	9,116,342
06/30/2025	0.250%	6,823,000	6,549,547
06/30/2025	2.750%	3,280,000	3,420,681
07/31/2025	0.250%	9,257,000	8,872,256
07/31/2025	2.875%	2,468,000	2,586,001
08/15/2025	2.000%	10,216,000	10,393,982
08/31/2025	0.250%	8,883,000	8,499,227
08/31/2025	2.750%	4,848,000	5,060,479
09/30/2025	0.250%	8,282,000	7,917,074
09/30/2025	3.000%	3,564,000	3,754,730
10/31/2025	0.250%	7,432,000	7,093,496
10/31/2025	3.000%	3,111,000	3,278,945
11/15/2025	2.250%	6,847,000	7,031,013
11/30/2025	0.375%	13,209,000	12,646,586
11/30/2025	2.875%	3,722,000	3,909,554
12/31/2025	0.375%	7,714,000	7,377,718
01/31/2026	0.375%	9,051,000	8,641,584
01/31/2026	2.625%	4,569,000	4,760,327
02/15/2026	1.625%	5,126,000	5,142,419
02/15/2026	6.000%	2,388,000	2,803,288
02/28/2026	2.500%	4,259,000	4,418,380
03/31/2026	0.750%	17,639,000	17,062,976
03/31/2026	2.250%	6,048,000	6,215,265
Columbia U.S. Treasury Index Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/2026	0.750%	7,190,000	6,947,899
04/30/2026	2.375%	6,787,000	7,010,759
05/15/2026	1.625%	5,906,000	5,918,919
05/31/2026	2.125%	4,135,000	4,229,653
06/30/2026	0.875%	1,645,000	1,595,522
06/30/2026	1.875%	3,287,000	3,329,372
07/31/2026	0.625%	8,552,000	8,195,889
07/31/2026	1.875%	3,061,000	3,100,219
08/15/2026	1.500%	8,703,000	8,667,644
08/31/2026	0.750%	4,634,000	4,462,035
08/31/2026	1.375%	4,003,000	3,965,159
09/30/2026	0.875%	8,656,000	8,374,004
09/30/2026	1.625%	3,624,000	3,629,096
10/31/2026	1.625%	2,647,000	2,651,136
11/15/2026	2.000%	7,318,000	7,453,497
11/30/2026	1.625%	3,260,000	3,265,348
12/31/2026	1.750%	2,844,000	2,864,663
01/31/2027	1.500%	6,535,000	6,500,283
02/15/2027	2.250%	5,499,000	5,667,837
02/28/2027	1.125%	5,093,000	4,971,245
03/31/2027	0.625%	2,295,000	2,182,043
04/30/2027	0.500%	3,196,000	3,015,476
05/15/2027	2.375%	13,557,000	14,063,269
05/31/2027	0.500%	5,916,000	5,571,670
06/30/2027	0.500%	7,037,000	6,619,178
07/31/2027	0.375%	9,213,000	8,598,320
08/15/2027	2.250%	7,510,000	7,743,514
08/31/2027	0.500%	10,005,000	9,381,251
09/30/2027	0.375%	9,622,000	8,948,460
10/31/2027	0.500%	13,366,000	12,495,122
11/15/2027	2.250%	8,740,000	9,009,028
11/30/2027	0.625%	12,787,000	12,026,773
12/31/2027	0.625%	5,653,000	5,309,845
01/31/2028	0.750%	10,056,000	9,506,063
02/15/2028	2.750%	8,150,000	8,638,363
02/29/2028	1.125%	9,165,000	8,857,829
03/31/2028	1.250%	9,588,000	9,323,581
04/30/2028	1.250%	9,978,000	9,695,030
05/15/2028	2.875%	7,901,000	8,445,428
06/30/2028	1.250%	4,719,000	4,579,642
07/31/2028	1.000%	8,077,000	7,710,380
08/15/2028	2.875%	7,563,000	8,095,955
08/31/2028	1.125%	7,179,000	6,901,935
09/30/2028	1.250%	3,104,000	3,006,515
10/31/2028	1.375%	6,477,000	6,323,171
11/15/2028	3.125%	7,800,000	8,491,031
11/15/2028	5.250%	2,293,000	2,808,567
11/30/2028	1.500%	4,376,000	4,306,258
02/15/2029	2.625%	9,624,000	10,184,899
02/15/2029	5.250%	4,383,000	5,399,993
05/15/2029	2.375%	11,278,000	11,762,602
08/15/2029	1.625%	6,694,000	6,642,749
11/15/2029	1.750%	5,207,000	5,214,322
02/15/2030	1.500%	9,313,000	9,141,292
05/15/2030	0.625%	15,387,000	14,047,850
05/15/2030	6.250%	1,377,000	1,855,723
08/15/2030	0.625%	18,410,000	16,755,977
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2030	0.875%	18,751,000	17,400,342
02/15/2031	1.125%	15,542,000	14,713,903
02/15/2031	5.375%	1,250,000	1,628,516
05/15/2031	1.625%	15,247,000	15,061,177
08/15/2031	1.250%	15,500,000	14,787,969
11/15/2031	1.375%	9,102,000	8,770,630
02/15/2036	4.500%	729,000	971,165
05/15/2038	4.500%	2,114,000	2,856,543
02/15/2039	3.500%	1,884,000	2,280,818
05/15/2039	4.250%	1,608,000	2,128,841
08/15/2039	4.500%	2,666,000	3,634,091
11/15/2039	4.375%	2,197,000	2,954,278
02/15/2040	4.625%	3,245,000	4,495,846
05/15/2040	1.125%	7,898,000	6,661,469
05/15/2040	4.375%	3,156,000	4,260,600
08/15/2040	1.125%	10,216,000	8,586,229
08/15/2040	3.875%	3,436,000	4,364,794
11/15/2040	1.375%	10,418,000	9,133,656
11/15/2040	4.250%	3,217,000	4,283,134
02/15/2041	1.875%	12,464,000	11,883,645
02/15/2041	4.750%	1,371,000	1,941,036
05/15/2041	2.250%	6,846,000	6,926,227
05/15/2041	4.375%	852,000	1,155,658
08/15/2041	1.750%	4,394,000	4,092,599
08/15/2041	3.750%	2,049,000	2,575,657
11/15/2041	2.000%	6,531,000	6,349,357
02/15/2042	3.125%	568,000	657,993
08/15/2042	2.750%	2,255,000	2,469,225
11/15/2042	2.750%	3,844,000	4,209,180
02/15/2043	3.125%	3,419,000	3,961,766
05/15/2043	2.875%	4,744,000	5,298,455
08/15/2043	3.625%	2,765,000	3,448,905
11/15/2043	3.750%	3,315,000	4,215,748
02/15/2044	3.625%	1,326,000	1,659,986
05/15/2044	3.375%	3,601,000	4,356,647
08/15/2044	3.125%	4,226,000	4,927,912
11/15/2044	3.000%	3,709,000	4,243,907
02/15/2045	2.500%	3,574,000	3,767,219
05/15/2045	3.000%	2,714,000	3,114,315
08/15/2045	2.875%	1,992,000	2,244,113
11/15/2045	3.000%	1,425,000	1,642,090
02/15/2046	2.500%	4,217,000	4,464,749
05/15/2046	2.500%	4,493,000	4,759,070
08/15/2046	2.250%	5,302,000	5,367,447
11/15/2046	2.875%	2,703,000	3,065,793
02/15/2047	3.000%	3,885,000	4,509,635
05/15/2047	3.000%	3,901,000	4,538,570
08/15/2047	2.750%	4,820,000	5,378,066
11/15/2047	2.750%	5,645,000	6,302,995
02/15/2048	3.000%	5,804,000	6,796,121
05/15/2048	3.125%	6,646,000	7,970,008
08/15/2048	3.000%	6,832,000	8,021,195
11/15/2048	3.375%	7,527,000	9,448,737
02/15/2049	3.000%	7,872,000	9,286,500
05/15/2049	2.875%	7,655,000	8,846,309
08/15/2049	2.250%	7,991,000	8,197,018
11/15/2049	2.375%	7,158,000	7,544,979

2	Columbia U.S. Treasury Index Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Treasury Index Fund, January 31, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2050	2.000%	7,545,000	7,350,480
05/15/2050	1.250%	9,776,000	7,947,583
08/15/2050	1.375%	10,576,000	8,872,273
11/15/2050	1.625%	11,313,000	10,093,317
02/15/2051	1.875%	11,678,000	11,059,431
05/15/2051	2.375%	8,622,000	9,125,848
08/15/2051	2.000%	6,962,000	6,792,301
11/15/2051	1.875%	1,511,000	1,432,617
Total U.S. Treasury Obligations (Cost $1,447,606,025)			1,442,179,333
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(a),(b)	9,084,797	9,082,980
Total Money Market Funds (Cost $9,082,834)		9,082,980
Total Investments in Securities (Cost: $1,456,688,859)		1,451,262,313
Other Assets & Liabilities, Net		10,450,984
Net Assets		1,461,713,297

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	5,961,437	105,253,864	(102,132,272)	(49)	9,082,980	(997)	4,698	9,084,797
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Treasury Index Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT237_04_M01_(03/22)